Offerings - Offering: 1	Sep. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00125 per share
Amount Registered | shares	58,148,889
Proposed Maximum Offering Price per Unit	23.83
Maximum Aggregate Offering Price	$ 1,385,688,024.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 191,363.52
Offering Note	(1) Includes (i) 5,721,235 shares of common stock, par value $0.00125 per share (the "Common Stock"), of Wolfspeed, Inc. (the "Company"), issuable upon conversion of certain of the Company's 2.5% Convertible Second-Lien Senior Secured Notes due 2031 issued by the Company pursuant to an indenture, dated as of September 29, 2025, among the Company, Wolfspeed Texas LLC, as subsidiary guarantor, and U.S. Bank Trust Company, National Association, as the trustee and collateral agent, and held by certain selling stockholders, (ii) 16,852,372 shares of Common Stock held by a certain selling stockholder, (iii) 11,096,247 shares of Common Stock issuable upon conversion of the Company's 2.5% Convertible Second-Lien Senior Secured Notes due 2031 issued by the Company pursuant to an indenture, dated as of September 29, 2025, among the Company, Wolfspeed Texas LLC, as subsidiary guarantor, and U.S. Bank Trust Company, National Association, as the trustee and collateral agent, and held by a certain selling stockholder, (iv) 4,943,555 shares of Common Stock issuable upon exercise of a warrant held by a certain selling stockholder, (v) 3,250,030 shares of Common Stock held by certain selling stockholders, (vi) 2,000,000 shares of Common Stock issuable upon exercise of pre-funded warrants held by certain selling stockholders and (vii) 14,285,450 shares of Common Stock issuable upon the conversion of certain of the Company's 3.5% Convertible 1.5 Lien Senior Secured Notes due 2031 issued by the Company pursuant to an indenture, dated as of March 26, 2026, among the Company, Wolfspeed Texas LLC, as subsidiary guarantor, and U.S. Bank Trust Company, National Association, as the trustee and collateral agent, and held by certain selling stockholders. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low sales prices of shares of the Common Stock on the New York Stock Exchange on September 15, 2026 (such date being within five business days prior to the date that this registration statement was filed with the U.S. Securities and Exchange Commission).